UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24164

AAM/Wilshire Infrastructure Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Wilshire Infrastructure Fund

(Class I: AAWIX)

ANNUAL REPORT

JUNE 30, 2026

AAM/Wilshire Infrastructure Fund

Table of Contents

Letter to Shareholders	1
Fund Performance	2
Schedule of Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes of Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	25
Supplemental Information	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Wilshire Infrastructure Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

https://www.aamlive.com/alternative-investments/aam-wilshire-infrastructure-fund

AAM Wilshire Infrastructure Fund

Management Commentary

Introduction

The AAM Wilshire Infrastructure Fund (“the Fund” or “AW Infra”) is a newly registered interval fund designed to capitalize on powerful infrastructure megatrends by providing investors with access to a diversified, global private infrastructure portfolio through an easy to implement interval fund structure.

The Fund seeks to deliver capital appreciation, with a secondary objective of current income, by investing across a broad range of private infrastructure assets spanning sectors, strategies and geographies. Leveraging Wilshire's decades of experience, extensive sourcing network, and deep private markets expertise, the Fund provides access to difficult-to-reach small and mid-market infrastructure segments which have historically generated attractive risk-adjusted returns and outperformed larger and mega cap infrastructure investments.

Seed Capital & Deployment

The Fund was seeded with US$150M in capital from Advisors Asset Management (AAM)’s parent company, Sun Life Financial, which is a global insurance organization and asset manager with US$1.2T in assets under management as of June 30, 2026. To deploy this capital, AAM (the Fund’s Advisor) set up a predecessor private fund, and Wilshire (the Fund’s Sub-Advisor) began deploying the seed capital on August 5, 2025. The predecessor private fund was converted to a Delaware Statutory Trust registered under the Investment Company Act of 1940 Act on March 13, 2026, and received effectiveness from the SEC on June 5, 2026.

As of June 30, 2026, the Fund had US$107M in total net assets and invested in 11 underlying investments across core/core+, value-add and opportunistic infrastructure. The current Fund composition demonstrates strong diversification across infrastructure strategies, investment types, and underlying sectors. The remaining seed capital will continue to be deployed into a pipeline of co-investments, secondary transactions, and primary fund commitments with managers that have successfully passed Wilshire's rigorous due diligence process and which Wilshire believes have the potential to generate attractive long-term returns for investors.

Wilshire remains focused on opportunities across digital infrastructure, energy, utilities, transportation, and social infrastructure. Central to Wilshire's investment philosophy is building a diversified, institutionally constructed infrastructure portfolio that provides investors with broad exposure to the asset class through a disciplined approach to portfolio construction.

1

AAM/Wilshire Infrastructure Fund

FUND PERFORMANCE at June 30, 2026 (Unaudited)

Performance of a $1,000,000 Investment
$1,050,000
$1,025,000
$1,000,000
$975,000
$950,000
6/5/26
6/10/26
6/15/26
6/20/26
6/25/26
6/30/26
$1,025,690
$1,016,140
AAM/Wilshire Infrastructure Fund
S&P Global Infrastructure Index

This graph compares a hypothetical $1,000,000 investment in the Fund’s shares, made at its inception, with a similar investment in the S&P Global Infrastructure Index. Results include the reinvestment of all dividends and capital gains.

The S&P Global Infrastructure Index is an unmanaged index that tracks 75 of the largest publicly traded infrastructure companies globally. It covers both developed and emerging markets, focusing on three main sectors: utilities, transportation, and energy.

Total Return as of June 30, 2026	Since Inception	Inception Date
AAM/Wilshire Infrastructure Fund	2.57%	6/05/2026
S&P Global Infrastructure Index	1.61%	6/05/2026

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 966-9661.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

AAM/Wilshire Infrastructure Fund

Schedule of Investments

June 30, 2026

Private Infrastructure Investments	Acquisition Date	Cost	Fair Value
Private Infrastructure Investments[1,2] – 69.1%
Co-Investments – 28.2%
North America – 28.2%
Kimmeridge SoTex Feeder Fund III, LP3	6/11/2026	$9,111,880	$11,838,113
NOVA-DartPoints Co-Invest Blocked LP3,4,*	5/29/2026	3,732,990	5,020,319
Tallvine Canal Co-Invest I-A LP3,*	11/20/2025	5,042,977	5,312,060
Terramont Matador Co-Invest, L.P.3,4,*	9/29/2025	3,324,802	4,104,014
Valor CI Blocker Feeder L.P.[3,4]	12/31/2025	4,033,018	4,137,243
Total North America			30,411,749
Total Co-Investments			30,411,749
Primary Investments – 32.5%
North America – 23.0%
ITE Offshore Diversified Transportation Asset Fund, L.P.3,5,*	2/1/2026	10,000,000	10,150,081
Tallvine Middle Market Infrastructure Fund I-A LP3,4,*	1/16/2026	824,843	799,363
Terramont Infrastructure Fund (Cayman), L.P.3,4,*	9/12/2025	12,389,249	13,819,228
Total North America			24,768,672
Total Global – 9.5%
GDIF US Hedged Feeder Fund3,5,*	4/20/2026	10,000,000	10,212,034
Total Primary Investments			34,980,706
Secondary Investments – 8.4%
Global – 8.4%
ISQ Magnum L.P.3,4,*	5/29/2026	3,991,913	3,991,913
Stafford Infrastructure Secondaries V (US) LP3,4,*	12/29/2025	4,463,430	5,025,437
Total Global			9,017,350
Total Secondary Investments			9,017,350
Total Private Infrastructure Investments (Cost $66,915,102)			74,409,805

Public Portfolio	Principal Amount	Value
Bonds – 11.4%
Asset-Backed Securities – 3.9%
American Credit Acceptance Receivables Trust 2026-1 5.100%, 1/12/2033[6,7]	$250,000	248,091
Brean Asset Backed Securities Trust 2026-RM15 4.250%, 4/25/2066[6,7]	250,000	238,778
Consumer Portfolio Services Auto Trust 2025-B 5.560%, 7/15/2031[6,7]	250,000	251,594
Exeter Automobile Receivables Trust 5.570%, 10/15/2031[7]	250,000	251,718
Exeter Automobile Receivables Trust 2026-1 5.000%, 5/17/2032[7]	500,000	494,019

3

AAM/Wilshire Infrastructure Fund

Schedule of Investments - Continued

June 30, 2026

Public Portfolio	Principal Amount	Value
Exeter Automobile Receivables Trust 2026-2 5.510%, 8/16/2032[7]	$225,000	225,705
GLS Auto Receivables Issuer Trust 2025-2 5.590%, 1/15/2031[6,7]	250,000	251,925
GLS Auto Receivables Issuer Trust 2025-4 5.130%, 8/15/2031[6,7]	250,000	248,192
GLS Auto Receivables Issuer Trust 2026-1 5.020%, 12/15/2031[6,7]	250,000	247,283
Onemain Financial Issuance Trust 2025-1 5.200%, 7/14/2038[6,7]	250,000	249,015
Pagaya AI Debt Grantor Trust 2026-R2 5.689%, 2/15/2034[6,7]	250,000	249,828
Santander Drive Auto Receivables Trust 2026-1 4.750%, 4/15/2032[7]	500,000	493,069
SoFi Consumer Loan Program 2026-3 5.640%, 6/25/2035[6,7]	100,000	100,003
Verus Securitization Trust 2025-1 5.773%, 1/25/2070[6,7,8]	243,469	243,710
Verus Securitization Trust 2025-12 5.367%, 12/25/2070[6,7,8]	186,693	185,344
Westlake Automobile Receivables Trust 2025-2 5.080%, 5/15/2031[6,7]	250,000	250,079
Total Asset-Backed Securities		4,228,353
Commercial Mortgage-Backed Securities – 2.3%
BRCK Trust 2025-830B 5.357%, 12/10/2042[6,9]	500,000	495,997
BX Trust 2025-ARIA 5.701%, 12/13/2042[6,9]	500,000	498,907
GAM RE-REMIC Trust 2022-FRR3 0.000%, 11/27/2049[6,7]	275,000	$267,788
2.774%, 11/27/2050[6,7,9]	275,000	261,698
Great Wolf Trust 2024-WOLF 6.515% (1-Month Term SOFR+289 basis points), 3/15/2039[6,10]	250,000	251,559
SLG Office Trust 2026-OMA 5.332%, 4/15/2041[6,9]	250,000	250,131
5.634%, 4/15/2041[6,9]	250,000	250,129
Verus Securitization Trust 2025-11 5.270%, 11/25/2070[6,7,8]	160,178	158,739
Total Commercial Mortgage-Backed Securities		2,434,948
Corporate – 5.2%
Consumer Discretionary – 0.2%
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.750%, 10/20/2028[6,11]	166,667	166,477

4

AAM/Wilshire Infrastructure Fund

Schedule of Investments - Continued

June 30, 2026

Public Portfolio	Principal Amount	Value
Mobility Global, Inc. 5.050%, 6/15/2029[6,7]	$70,000	70,147
Total Consumer Discretionary		236,624
Energy – 0.8%
Cheniere Energy, Inc. 4.625%, 10/15/2028[7]	250,000	249,474
DT Midstream, Inc. 4.125%, 6/15/2029[6,7]	125,000	122,555
Repsol E&P Capital Markets U.S. LLC 4.805%, 9/16/2028[6,7]	250,000	250,476
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/2029[7]	250,000	250,964
Total Energy		873,469
Financials – 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000%, 10/29/2028[7,11]	200,000	192,560
Ally Financial, Inc. 5.737% (SOFR Index+196 basis points), 5/15/2029[7,9]	200,000	202,812
Barclays PLC 5.674% (SOFR+149 basis points), 3/12/2028[7,9,11]	200,000	201,632
Capital One Financial Corp. 5.468% (SOFR+208 basis points), 2/1/2029[7,9]	200,000	202,516
Citadel Finance LLC 4.750%, 2/14/2029[6,7]	250,000	246,192
COPT Defense Properties LP 2.000%, 1/15/2029[7]	200,000	187,092
Fidelity National Information Services, Inc. 3.750%, 5/21/2029[7]	250,000	242,990
Jackson National Life Global Funding 5.350%, 1/13/2030[6]	125,000	125,916
Lincoln Financial Global Funding 4.200%, 1/12/2029[6]	200,000	197,293
LPL Holdings, Inc. 4.900%, 4/3/2028[7]	200,000	200,142
Prudential Financial, Inc. 4.500% (3-Month USD Libor+238 basis points), 9/15/2047[7,9]	135,000	133,125
Truist Bank 4.632% (USD 5 Year Tsy+115 basis points), 9/17/2029[7,9]	200,000	198,577
Total Financials		2,330,847
Industrials – 0.1%

5

AAM/Wilshire Infrastructure Fund

Schedule of Investments - Continued

June 30, 2026

Public Portfolio	Principal Amount	Value
Boeing Co. 3.200%, 3/1/2029[7]	$100,000	96,405
Materials – 0.4%
Eastman Chemical Co. 5.000%, 8/1/2029[7]	200,000	201,212
LYB International Finance II B.V. 3.500%, 3/2/2027[7,11]	200,000	198,627
Total Materials		399,839
Technology – 0.6%
Arrow Electronics, Inc. 5.150%, 8/21/2029[7]	200,000	202,086
Oracle Corp. 4.800%, 8/3/2028[7]	200,000	199,742
Salesforce, Inc. 4.650%, 3/15/2029[7]	250,000	249,964
Total Technology		651,792
Utilities – 0.9%
NextEra Energy Capital Holdings, Inc. 6.700% (USD 5 Year Tsy+236 basis points), 9/1/2054[7,9]	125,000	128,025
NRG Energy, Inc. 4.450%, 6/15/2029[6,7]	250,000	246,321
Pacific Gas and Electric Co. 4.200%, 3/1/2029[7]	200,000	197,232
Southern California Edison Co. 5.150%, 6/1/2029[7]	200,000	202,399
Vistra Operations Co. LLC 4.300%, 10/15/2028[6,7]	250,000	246,785
Total Utilities		1,020,762
Total Corporate		5,609,738
Total Bonds (Cost $12,309,877)		12,273,039

Public Portfolio	Shares	Value
Short-Term Investments – 19.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class[12], 3.49%	21,374,596	$21,374,596
Total Short-Term Investments (Cost $21,374,596)		21,374,596
Total Investments (Cost $100,599,575)		108,057,440
Liabilities in excess of other assets – (0.3)%		(333,241)
Net Assets – 100.0%		107,724,199

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REMIC – Real Estate Mortgage Investment Conduit

6

AAM/Wilshire Infrastructure Fund

Schedule of Investments - Continued

June 30, 2026

US – United States

[1]	Investments do not issue shares or hold outstanding principal, except where noted.
[2]	Private Infrastructure Investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date represents the date the first capital call was funded.
[3]	Restricted securities. The total value of these securities is $74,409,805, which represents 69.1% of total net assets of the Fund.
[4]	Investment has been committed to but has not been fully funded.
[5]	Investment allows limited redemptions.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,870,952, which represents 6.4% of total net assets of the Fund.
[7]	Callable.
[8]	Step rate security.
[9]	Variable rate security.
[10]	Floating rate security.
[11]	Foreign security denominated in U.S. dollars.
[12]	The rate reported is the 7-day effective yield at the period end.
*	Investment is non-income producing.

The accompanying notes are an integral part of these financial statements.

7

AAM/Wilshire Infrastructure Fund

Schedule of Investments (continued)

June 30, 2026

Summary of Investments by Strategy (as a percentage of total net assets)
Private Infrastructure Investments
Primary Investments	32.5%
Co-Investments	28.2%
Secondary Investments	8.4%
Public Portfolio
Bonds
Corporate	5.2%
Asset-Backed Securities	3.9%
Commercial Mortgage-Backed Securities	2.3%
Short-Term Investments	19.8%
Total Investments	100.3%
Liabilities in excess of other assets	(0.3)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

8

AAM/Wilshire Infrastructure Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026

Assets:
Investments, at value (cost $100,599,575)	$108,057,440
Receivables:
Due from Advisor	141,381
Other assets	91,971
Interest	91,941
Prepaid offering costs	734,197
Prepaid expenses	17,274
Total assets	109,134,204

Liabilities:
Payables:
Investment securities purchased	25,835
Due to Advisor - Offering costs	611,569
Fund administration and accounting fees	21,137
Transfer agent fees and expenses	3,298
Custody fees	8,954
Offering costs payable	432,498
Organizational costs payable	99,874
Auditing fees	40,780
Chief Compliance Officer fees	24,663
Accrued other expenses	141,397
Total liabilities	1,410,005
Commitments and contingencies (Note 3)

Net Assets	$107,724,199

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$100,216,295
Total accumulated earnings (deficit)	7,507,904
Net Assets	$107,724,199

Maximum Offering Price per Share:
Class I Shares
Net assets applicable to shares outstanding	$107,724,199
Shares of beneficial interest issued and outstanding	9,990,197
Offering and redemption price per share	$10.78

See accompanying Notes to Financial Statements.

9

AAM/Wilshire Infrastructure Fund

STATEMENT OF OPERATIONS

For the Period August 5, 2025* through June 30, 2026

Investment Income:
Interest	$378,607
Total investment income (loss)	378,607

Expenses:
Advisory fees	280,261
Fund administration and accounting fees	66,579
Transfer agent fees and expenses	16,320
Custody fees	28,101
Legal fees	734,012
Offering costs	316,713
Organizational costs	131,442
Chief Compliance Officer fees	6,913
Auditing fees	40,780
Miscellaneous	25,812
Registration fees	14,063
Trustees' fees and expenses	8,000
Shareholder reporting fees	4,255
Insurance fees	2,987
Total expenses	1,676,238
Expense reimbursement by Advisor	(382,959)
Voluntary advisory fee waiver	(56,009)
Net expenses	1,237,270
Net investment income (loss)	(858,663)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(29,933)
Distributions from investments	43,050
Net realized gain (loss)	13,117
Net change in unrealized appreciation (depreciation) on:
Investments	7,457,865
Net change in unrealized appreciation (depreciation)	7,457,865
Net realized and unrealized gain (loss)	7,470,982

Net Increase (Decrease) in Net Assets from Operations	$6,612,319

*	Commencement of operations of Predecessor Fund. See Note 1 in the accompanying notes to financial statements.

See accompanying Notes to Financial Statements.

10

AAM/Wilshire Infrastructure Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period August 5, 2025* through June 30, 2026
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(858,663)
Net realized gain (loss) on investments	13,117
Net change in unrealized appreciation (depreciation) on investments	7,457,865
Net increase (decrease) in net assets resulting from operations	6,612,319

Capital Transactions:
Net proceeds from shares sold
Class I	101,111,880
Net increase (decrease) in net assets from capital transactions	101,111,880

Total increase (decrease) in net assets	107,724,199

Net Assets:
Beginning of period	-
End of period	$107,724,199

Capital Share Transactions:
Shares sold
Class I	9,990,197
Net increase (decrease) in capital share transactions	9,990,197

*	Commencement of operations of Predecessor Fund. See Note 1 in the accompanying notes to financial statements.

See accompanying Notes to Financial Statements.

11

AAM/Wilshire Infrastructure Fund

STATEMENT OF CASH FLOWS

For the Period August 5, 2025* through June 30, 2026

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$6,612,319
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(87,909,668)
Sales of long-term investments	8,254,505
Return of capital dividends received	420,507
Purchase/Sales of short-term investments, net	(21,334,908)
Net amortization on investments	(59,925)
Net realized gain (loss)	29,914
Net change in unrealized appreciation/depreciation	(7,457,865)
(Increase) Decrease in Assets:
Other assets	(91,971)
Interest receivable	(91,941)
Prepaid offering costs amortization	316,713
Due from Advisor	(141,381)
Prepaid expenses	(17,274)
Increase (Decrease) in Liabilities:
Due to Advisor - Offering costs	611,569
Investment securities purchased	25,835
Fund administration and accounting fees	21,137
Transfer agent fees and expenses	3,298
Custody fees	8,954
Auditing fees	40,780
Organizational costs payable	99,874
Offering costs payable	432,498
Chief Compliance Officer fees	24,663
Accrued other expenses	141,397
Total Cash flows provided by (used for) operating activities:	(100,060,970)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	101,111,880
Payments made for offering costs	(1,050,910)
Total Cash flows provided by (used for) financing activities:	100,060,970

Net increase (decrease) in cash	-

Beginning cash balance	-
Ending cash balance	$-

*	Commencement of operations of Predecessor Fund. See Note 1 in the accompanying notes to financial statements. Non cash financing activities not included herein consist of $0 of reinvested dividends.

See accompanying Notes to Financial Statements.

12

AAM/Wilshire Infrastructure Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period June 5, 2026^ through June 30, 2026
Net asset value, beginning of period	$10.51
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.02)
Net realized and unrealized gain (loss)	0.29
Total from investment operations	0.27

Net asset value, end of period	$10.78

Total return[3]	2.57%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$107,724

Ratio of expenses to average net assets
Before fees waived and expenses absorbed/recovered[4]	3.79%[6]
After fees waived and expenses absorbed/recovered[4]	2.00%[6,7]

Ratio of net investment income (loss) to average net assets
Before fees waived and expenses absorbed/recovered[2]	(4.63)%[6]
After fees waived and expenses absorbed/recovered[2]	(2.84)%[6]

Portfolio turnover rate	0%[5]

^	Effective date of the Fund’s registration statement. See Note 1 in the accompanying notes to financial statements.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized, except for organizational costs which are one-time expenses.
[7]	Includes an annualized 0.25% voluntary waiver of Advisory Fees.

See accompanying Notes to Financial Statements.

13

AAM/Wilshire Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 1 – Organization

The AAM/Wilshire Infrastructure Fund (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a non-diversified, closed-end management investment company that is operating as an interval fund and continuously offers its shares of beneficial interest (“Shares”), designated as Class I Shares, Class S Shares, and Class D Shares. The Fund is the successor to AAM/Wilshire Infrastructure Fund, L.P. (the “Predecessor Fund”), a Delaware limited partnership that was not registered under the 1940 Act. The Predecessor Fund began operations on August 5, 2025 (“Commencement of Operations”), converted to a Delaware statutory trust on March 13, 2026, and registered under the 1940 Act on March 13, 2026 (the “Registration Date”). The Fund’s registration statement was effective under the 1940 Act on June 5, 2026 (the “Effective Date”). The Predecessor Fund’s investment objectives, strategies, policies, guidelines, and restrictions were, in all material respects, equivalent to those of the Fund. The Fund’s Class S Shares and Class D Shares have not commenced operations as of June 30, 2026.

The Fund’s primary investment objective is to seek compelling investment returns over the long term by creating a global portfolio of high-quality infrastructure assets, while the Fund’s secondary objective is to provide current income. The Fund seeks to gain exposure to infrastructure assets directly, or indirectly through special purpose vehicles, through (i) primary investments in new interests in private funds that invest primarily, or have investment strategies that indicate that they will invest primarily, in infrastructure assets (“Portfolio Funds”), and that are managed by third-party managers (“Portfolio Fund Managers”) (“Primary Investments”), (ii) secondary investments in Portfolio Funds (“Secondary Investments”), and (iii) co-investments in infrastructure assets or private infrastructure companies that may own or otherwise be responsible for operating and/or developing infrastructure assets (“Portfolio Companies”) that are made alongside a general partner or manager (or equivalent) (“Co-Investments” and together with Primary Investments and Secondary Investments, the “Private Infrastructure Investments”).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund measures the fair value of its investments in private infrastructure funds using the net asset value (“NAV”) reported by the underlying fund as a practical expedient, when applicable. If the reported NAV is not as of the Fund's relevant measurement date, the Adviser will consider whether adjustments to the most recently reported NAV are necessary based on information available as of the measurement date, including capital activity and material events that may affect the valuation. If NAV is not available, or if use of NAV as a practical expedient is not appropriate, the Adviser will establish fair value in accordance with the Fund’s Valuation Policy. Reported or adjusted NAVs are net of management fees and performance-based fees payable pursuant to the respective organizational documents of each investment.

Due to the inherent uncertainty of valuations, however, estimated fair values of the private infrastructure investments may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material

Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

14

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June 30, 2026

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares.

Distributions received from private investments occur at irregular intervals and the exact timing of the distributions is not known. The classification and timing of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the Investment Manager of the Secondary Investment, Primary Investment or Co-Investments. To the extent a distribution exceeds the remaining cost basis of an investment, based on information provided by the Investment Manager, the excess amount is recognized as a realized gain distribution from investments. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Interest income includes interest-equivalent dividends on money market mutual funds and bond interest.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

15

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Organizational and Offering Costs

Organizational costs consist of costs incurred to establish the Fund and enable it to legally conduct business. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission (“SEC”) the Fund’s registration statement; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information (“SAI”); and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of June 30, 2026, are $131,442 and $1,050,910, respectively.

Organizational costs are expensed as incurred and are subject to recoupment by the Advisor in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are accounted for as a deferred charge until the registration date of March 13, 2026 and thereafter, amortized to expense over 12-months on a straight-line basis.

Note 3 – Investment Advisory and Other Agreements

The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets. The Advisor has engaged Wilshire Advisors LLC (“Wilshire”) and Sun Life Capital Management (U.S.) LLC (“SLC Management” and together with Wilshire, the “Sub-Advisors”), to manage the Fund and pays the Sub-Advisors from its advisory fees. Wilshire designs, constructs, and manages the portion of the Fund’s portfolio that is allocated to private infrastructure investments, including sourcing, conducting due diligence on, and negotiating the terms of prospective investments and related transactions. SLC Management provides investment advice to and manages the Fund’s public investment portfolio. SLC Management is owned by Sun Life Financial Inc. The Advisor is a wholly-owned subsidiary of AAM Holdings, Inc. Sun Life Financial Inc. holds a majority interest in AAM Holdings, Inc. Prior to March 13, 2026, the Investment Advisor did not receive any management fees from the Fund.

The Advisor has agreed to voluntarily reduce its management fee from 1.25% of the Fund’s average daily net assets to 1.00% effective March 13, 2026 through June 30, 2027.

The Advisor has contractually agreed to waive or reduce its management fees and/or reimburse expenses of the Fund to ensure that total annual fund operating expenses (excluding the Advisor’s management fee, fees and expenses of private market assets and other investments (including the underlying fees of such private market assets and other investments); transactional costs (including but not limited to, brokerage commissions, the cost of third-party tax, legal, or operational due diligence advice obtained for the purpose of evaluating the Fund’s investments, advice related to obtaining a line of credit for the Fund, and the creation of wholly-owned subsidiaries of the Fund) associated with the acquisition and disposition of private market assets and other investments; interest payments incurred on borrowing by the Fund; fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; Rule 12b-1 distribution or shareholder servicing fees, as applicable; taxes, leverage interest, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation, indemnification and other expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence) do not exceed 1.00% of the average daily net assets of the Class I Shares. This agreement is in effect through March 13, 2028, and it may be terminated before that date only by the Board of Trustees.

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AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

For the period August 5, 2025 (commencement of operations) through June 30, 2026, the Advisor waived a portion of its advisory fees and other expenses, totaling $438,968, of which $56,009 was voluntarily waived and cannot be recouped. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2026, the amount of these potentially recoverable expenses was $382,959. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2029	$382,959
Total	$382,959

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period August 5, 2025 (commencement of operations) through June 30, 2026, are reported on the Statement of Operations.

Quasar Distributors, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period August 5, 2025 (commencement of operations) through June 30, 2026, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period August 5, 2025 (commencement of operations) through June 30, 2026, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$100,519,622

Gross unrealized appreciation	7,705,779
Gross unrealized depreciation	(167,961)

Net unrealized appreciation/(depreciation)	$7,537,818

17

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period August 5, 2025 (commencement of operations) through June 30, 2026, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Paid in Capital	Total Distributable Earnings (Accumulated Deficit)
$(895,585)	$895,585

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(29,914)
Unrealized appreciation/(depreciation) on investments	7,537,818
Total accumulated earnings/(deficit)	$7,507,904

There were no distributions paid during the period August 5, 2025 (commencement of operations) through June 30, 2026, At June 30, 2026, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$29,914
Long-term	-
Total	$29,914

The fund utilized $0 of its capital loss carryforwards during the period August 5, 2025 (commencement of operations) through June 30, 2026. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

For the period August 5, 2025 (commencement of operations) through June 30, 2026, purchases and sales, full liquidation, or other disposition of investments, excluding short-term investments, were $87,909,668 and $8,254,505, respectively.

18

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

Note 6 – Distribution Plan

The Advisor and the Fund have received an exemptive order from the SEC that permits the Fund, subject to certain conditions, to operate under the Distribution Plan with respect to Class S Shares and Class D Shares, in compliance with Rule 12b-1 under the 1940 Act.

Under the Distribution Plan, the Fund will be permitted to pay a distribution and/or shareholder servicing fee out of the net assets of Class S Shares at the annual rate of 0.85% of the aggregate NAV attributable to Class S Shares, determined and accrued on each business day (before any repurchases of Shares), of which 0.25% will be a shareholder servicing fee. To operate in a manner consistent with Rule 12b-1, pursuant to the Distribution Plan the Fund will pay a distribution and/or shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV attributable to Class D Shares, all 0.25% of which will be a shareholder servicing fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee.

For the period August 5, 2025 (commencement of operations) through ended June 30, 2026, there were no distribution and/or shareholder servicing fees incurred.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

19

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The Fund’s investments consist of private investment funds. Investments in private investment funds are reported in the Fund’s statement of assets and liabilities at net asset value (“NAV”) per share (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a private investment fund represents the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV. Certain investments may be redeemable at NAV under the original terms of the fund agreements and/or subscription agreements and based on the operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	NAV as a Practical Expedient[1]	Total
Investments
Co-Investments	$-	$-	$-	$30,411,749	$30,411,749
Primary Investments	-	-	-	34,980,706	34,980,706
Secondary Investments	-	-	-	9,017,350	9,017,350
Corporate Bonds[2]	-	12,273,039	-	-	12,273,039
Short-Term Investments	21,374,596	-	-	-	21,374,596
Total Investments	$21,374,596	$12,273,039	$-	$74,409,805	$108,057,440

[1]	Co-Investments, Primary Investments, and Secondary Investments that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
[2]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

The Fund cannot redeem certain investments in the private investment funds but receives distributions through the liquidation of the underlying assets of the private investment funds. The private investment funds’ distributions are expected to occur during the expected term of the Fund. However, the private investment funds have not informed the Fund of, nor publicly announced, the timing of the liquidation of their underlying assets.

20

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

The Fund’s private investment funds, along with their corresponding unfunded commitments and other attributes as of June 30, 2026, are summarized in the table below:

Security Description	Investment Category	Fair Value	Unfunded Commitments	Redemption Frequency	Notice Period	Redemption Restriction Terms*
GDIF US Hedged Feeder Fund	Primary Investments	$10,212,034	$-	Semi-annual	3 months	1 year lockup, with redemptions suspended in Fund’s last 5 years
ISQ Magnum L.P.	Secondary Investments	3,991,913	4,770,974	None	N/A	N/A
ITE Offshore Diversified Transportation Asset Fund, L.P.	Primary Investments	10,150,081	-	Annual	90 days	Lockup period, which is the later of (i) 90 days prior to the expiration of the Commitment Period (second full calendar year following the calendar year from the investor’s closing) or (ii) 90 days prior the one-year anniversary of the capital contribution being which is subject to withdrawal.
Kimmeridge SoTex Feeder Fund III, LP	Co-Investments	11,838,113	-	None	N/A	N/A
NOVA-DartPoints Co-Invest Blocked LP	Co-Investments	5,020,319	939,445	None	N/A	N/A
Stafford Infrastructure Secondaries V (US) LP	Secondary Investments	5,025,437	9,923,622	None	N/A	N/A
Tallvine Canal Co-Invest I-A LP	Co-Investments	5,312,060	-	None	N/A	N/A
Tallvine Middle Market Infrastructure Fund I-A LP	Primary Investments	799,363	4,175,157	None	N/A	N/A
Terramont Infrastructure Fund (Cayman), L.P.	Primary Investments	13,819,228	2,556,324	None	N/A	N/A
Terramont Matador Co-Invest, L.P.	Co-Investments	4,104,014	766,061	None	N/A	N/A
Valor CI Blocker Feeder L.P.	Co-Investments	4,137,243	337,500	None	N/A	N/A
Total		$74,409,805	$23,469,083

*	All redemption requests are subject to general partner approval.

Note 9 – Risk Factors

(a) Private Infrastructure Investments

A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will be fair valued by the Fund. The valuation of the Fund’s interests in Private Infrastructure Investments is ordinarily determined each Business Day based in part on estimated valuations provided by Portfolio Fund Managers and also on valuation determinations made by the Advisor, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Board.

21

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

Investors should be aware that situations involving uncertainties as to the valuations by Private Infrastructure Investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

The valuations reported by the Private Infrastructure Investments based upon which the Fund determines its NAV on each Business Day may be subject to later adjustment or revision. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds.

Infrastructure assets may be subject to a variety of factors that may adversely affect their business, including economic slowdown, supply and demand volatility, increased competition, fluctuations in usage, expenses, and revenue, lack of fuel availability, energy conservation policies, technological obsolescence and changes in interest rates, regulations, or fiscal and monetary policy. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. There is no regular market for interest in infrastructure assets, which typically must be sold in privately negotiated transactions that can occur at a discount.

Because the Fund invests in Portfolio Funds, a Limited Partner’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, an investor in the Fund will bear two layers of fees and expenses: management fees and administrative expenses at the Fund level, and asset-based management fees, carried interests, incentive allocations or fees and expenses at the Portfolio Fund Level. A significant portion of the Fund’s investments will likely be priced by investment funds in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Asset-Backed Securities Risk

Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Asset-backed securities are subject to credit risk, market risk and interest rate risk. Asset-backed securities are also subject to prepayment risk, which is the risk that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments. Asset-backed securities are also subject to extension risk, which is the risk that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall.

22

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

(d) CLO Risks

In addition to the general risks associated with investing in fixed income securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs; and (v) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

(e) CMBS Risk

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate or the existence of independent income or assets of the borrower. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

The CMBS in which the Fund invests may be issued by entities, such as banks, mortgage lenders or other institutions. These entities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. CMBS depend on cash flows generated by underlying commercial real-estate loans, receivables or other assets, and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the underlying assets.

(f) Market Disruption and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Such events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy repurchase requests, and negatively impact the Fund’s performance.

23

AAM/Wilshire Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

Note 10 – Capital Stock

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. As of June 30, 2026, the Fund did not file a repurchase offer. The Fund’s initial quarterly repurchase offer is expected to occur in the fourth quarter of 2026.

Note 11– Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of June 30, 2026, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
SLA Investment Holdings (U.S.) Inc.	69.9%
Wilshire SL Feeder Fund LP	30.1%

The Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 12 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

and the Shareholders of the AAM/Wilshire Infrastructure Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/Wilshire Infrastructure Fund (the “Fund”), including the schedule of investments, as of June 30, 2026, the related statement of operations, the statement of changes in net assets and statement of cash flows for the period August 5, 2025 (commencement of operations) through June 30, 2026 and financial highlights for the period June 5, 2026 (effective date of Fund’s registration statement) through June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2026.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, issuers of private investments and brokers; when replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 28, 2026

25

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on September 17, 2025, the Board of Trustees (the “Board”) of AAM/Wilshire Infrastructure Fund (the “Fund”), including the trustees who are not “interested persons” of the Fund (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Fund and Advisors Asset Management, Inc. (the “Advisor”) and the following sub-advisory agreements, each for an initial two-year term:

●	the sub-advisory agreement between the Advisor and Wilshire Advisors LLC (“Wilshire”) with respect to the Fund (the “Wilshire Sub-Advisory Agreement”), and
●	the sub-advisory agreement between the Advisor and Sun Life Capital Management (U.S.) LLC (“SLC” and together with Wilshire, the “Sub-Advisors”) with respect to the Fund (the “SLC Sub-Advisory Agreement” and together with the Wilshire Sub-Advisory Agreement, the “Sub-Advisory Agreements”).

The Advisory Agreement and the Sub-Advisory Agreements are each referred to below as a “Fund Advisory Agreement” and collectively as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisors, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Fund’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s and the Sub-Advisors’ compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Infrastructure category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Fund discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent, and Quality of Services

The Trustees noted that although there was no relevant performance information for it to review with respect to the Fund, they were familiar with the Advisor as the investment advisor for various series of Investment Managers Series Trust, for which they also serve as trustees, and they considered the services to be provided by the Advisor and the Sub-Advisors to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisors, noting that the Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee each Sub-Advisor with respect to the Fund’s operations, including monitoring each Sub-Advisor’s investment and trading activities with respect to the Fund, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that each Sub-Advisor’s responsibilities would include day-to-day portfolio management of its portion of the Fund’s assets. The Trustees also considered the overall quality of the organization and operations of the Advisor, its commitment to the maintenance and growth of the Fund’s assets, as well as its compliance structure and compliance procedures.

26

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the annual investment advisory fee proposed to be paid by the Fund (gross of fee waivers) was lower than the Peer Group and Fund Universe medians.

The meeting materials indicated that the estimated annual total expenses to be paid by the Fund (net of fee waivers) were lower than the Peer Group median, but slightly higher than the Fund Universe median by 0.02%. The Trustees considered the Advisor’s observation that the Fund’s estimated annual total expenses were not in the highest quartile of those funds in the Fund Universe.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the Fund during the Fund’s first year of operations, taking into account estimated assets of the $324 million. The Board observed that the Advisor anticipated waiving a portion of its advisory fee with respect to the Fund during the first year of operations, and determined that the Advisor’s anticipated profit from its relationship with the Fund was reasonable.

The Board noted that the potential benefits to be received by the Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by an advisor, including the beneficial effects from the review by the Fund’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Wilshire Advisors LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services to be provided by Wilshire to the Fund. In doing so, the Board noted that as one of two sub-advisors to the Fund, Wilshire would be primarily responsible for the day-to-day management and investment results of the portion of the Fund that is allocated to private infrastructure investments. The Board also considered the services to be provided by Wilshire to the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of Wilshire, its commitment to the maintenance and growth of the Fund’s assets, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Wilshire would have the capabilities, resources, and personnel necessary to manage its portion of the Fund, and that Wilshire would provide the Fund with a reasonable potential for good investment results.

27

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by Wilshire with respect to the Fund. The Board observed that the proposed sub-advisory fee to be paid to Wilshire with respect to the Fund (at its current asset level) was within the range of the fees that Wilshire typically charges to provide discretionary advisory services. The Board noted that the Advisor would pay Wilshire’s sub-advisory fee from the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to Wilshire under the Wilshire Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Wilshire to the Fund.

Benefits to Wilshire

The Board also considered that the potential benefits to be received by Wilshire as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors, including the beneficial effects from the review by the Fund’s Chief Compliance Officer of Wilshire’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Sun Life Capital Management (U.S.) LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services to be provided by SLC to the Fund. In doing so, the Board noted that as one of two sub-advisors to the Fund, SLC would be primarily responsible for the day-to-day management and investment results of the portion of the Fund that is allocated to liquid investments. The Board also considered the services to be provided by SLC to the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of SLC, its commitment to the maintenance and growth of the Fund’s assets, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, SLC would have the capabilities, resources, and personnel necessary to manage its portion of the Fund, and that SLC would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by SLC with respect to the Fund. The Board observed that the proposed sub-advisory fee to be paid to SLC with respect to the Fund (at its current asset level) was lower than the fee schedule of another fund managed by SLC with a similar strategy to the Fund. The Board noted that the Advisor would pay SLC’s sub-advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to SLC under the SLC Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by SLC to the Fund.

Benefits to SLC

The Board also considered that the potential benefits to be received by SLC as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Fund’s Chief Compliance Officer of SLC’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

28

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

29

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 966-9661. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Fund	Term of Office(b) and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee(c)	Other Directorships Held by the Trustee(d)
“Independent” Trustees:
Jill Iacono Mavro(a) (born 1972) Trustee	Since February 2026	Principal and Founder, Spoondrift Advisory, a consulting service for the asset management industry (2018 – present); Managing Director at Transaction Strategies, LLC (formerly CapWGlobal, LLC), a financial technology consulting company (2020 – 2025); Senior Managing Director (2015 – 2018), Managing Director (2012 – 2016), and Vice President (2004 – 2012), State Street Corporation, a financial services company.	3	Investment Managers Series Trust, a registered investment company (includes 27 portfolios), BNY Mellon ETF Trust, a registered investment company (includes 10 portfolios); BNY Mellon ETF Trust II, a registered investment company (includes 2 portfolios); GoldenTree Opportunistic Credit Fund, a closed-end investment company.
Ashley Toomey Rabun(a) (born 1952) Trustee and Chairperson of the Board	Since February 2026	Retired (2016 – present); President and Founder, InvestorReach, Inc. a financial services consulting firm (1996 – 2015).	3	Investment Managers Series Trust, a registered investment company (includes 27 portfolios); Select Sector SPDR Trust, a registered investment company (includes 22 portfolios).

30

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Fund	Term of Office(b) and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee(c)	Other Directorships Held by the Trustee(d)
James E. Ross(a) (born 1965) Trustee	Since February 2026	President, Winnisquam Capital LLC (2022 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp. II, a special purpose acquisition company (2021 – present); Non-Executive Chairman and Director, Fusion Acquisition Corp., a special purpose acquisition company (2020 – 2021); Executive Vice President, State Street Global Advisors, a global asset management firm (2012 – 2020); Chairman and Director, SSGA Funds Management, Inc., a registered investment advisor (2005 – 2020); Chief Executive Officer, Manager and Director, SSGA Funds Distributor, LLC, a broker-dealer (2017 – 2020).	3	Investment Managers Series Trust, a registered investment company (includes 27 portfolios); SPDR Index Shares Funds, a registered investment company (includes 25 portfolios); SPDR Series Trust, a registered investment company (includes 85 portfolios); Select Sector SPDR Trust, a registered investment company (includes 22 portfolios); SSGA Active Trust, a registered investment company (includes 32 portfolios); Fusion Acquisition Corp II.
William H. Young(a) (born 1950) Trustee	Since February 2026	Retired (2014 – present): Independent financial services consultant (1996 – 2014): Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996): Chairman, NICSA, an investment management trade association (1993 – 1996).	3	Investment Managers Series Trust, a registered investment company (includes 27 portfolios).
31

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Fund	Term of Office(b) and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee(c)	Other Directorships Held by the Trustee(d)
Interested Trustee:
Maureen Quill(a), * (born 1963) Trustee and President	Since February 2026	President, Investment Managers Series Trust (2014 – present); President, Investment Managers Series Trust III (2023 – present); EVP/Executive Director Registered Funds (2018 – present), Chief Operating Officer (2014 – 2018), and Executive Vice President (2007 – 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (2013 – 2020); Vice President, Investment Managers Series Trust (2013 – 2014).	3	Investment Managers Series Trust, a registered investment company (includes 27 portfolios); Investment Managers Series Trust III, a registered investment company (includes 14 portfolios); Source Capital, a closed-end investment company.
Officers of the Fund:
Joy Ausili(a) (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since February 2026	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (2007 – 2016).	N/A	N/A
Rita Dam(a), ** (born 1966) Treasurer and Assistant Secretary	Since February 2026	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2022).	N/A	N/A
Diane Drake(a) (born 1967) Secretary	Since February 2026	Senior Counsel, Mutual Fund Administration, LLC (2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A

32

AAM/Wilshire Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Fund	Term of Office(b) and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee(c)	Other Directorships Held by the Trustee(d)
Michael Dziura(a) (born 1985) Chief Compliance Officer	Since February 2026	Partner (2024 – present), Managing Director (2023 – 2024), and Director (2017 – 2023), Dziura Compliance Consulting, LLC; Chief Compliance Officer, Etna Capital Management Limited (2024 – present); Chief Compliance Officer, Westfuller Advisors, LLC (2023 – present), Chief Compliance Officer, Climate Finance Partners, LLC (2022 – present).	N/A	N/A

(a)	Address for the Trustees and officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

(b)	Trustees and officers serve until their successors have been duly elected.

(c)	The term “Fund Complex” is composed of the Fund and two series of Investment Managers Series Trust for which the Advisor also serves as investment advisor, which are offered in a separate prospectus (together with the Fund, the “AAM Funds”). The AAM Funds do not hold themselves out as related to any other series within Investment Managers Series Trust for purposes of investment and investor services.

(d)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.

*	Ms. Quill is an “interested person” of the Fund by virtue of her position with UMB Fund Services, Inc.

**	Ms. Dam resigned as a Trustee of the Trust, effective May 8, 2026.
33

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AAM/Wilshire Infrastructure Fund

Investment Advisor
Advisors Asset Management, Inc
18923 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Investment Advisor
Wilshire Advisors LLC
1299 Ocean Avenue, Suite 600
Santa Monica, California 90401

Sub-Investment Advisor
Sun Life Capital Management LLC
One Life Executive Park
Wellesley Hills, Massachusetts 02481

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

FUND INFORMATION

	TICKER	CUSIP
AAM/Wilshire Infrastructure Fund	AAWIX	00252C306

Privacy Principles of the AAM/Wilshire Infrastructure Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Wilshire Infrastructure Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 966-9661 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (888) 966-9661.

AAM/Wilshire Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 966-9661

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-966-9661.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AAM/Wilshire Infrastructure Fund	FYE 6/30/2026	FYE 6/30/2025
(a)	Audit Fees	$35,000	N/A
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,000	N/A
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM/Wilshire Infrastructure Fund	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	AAM/Wilshire Infrastructure Fund	FYE 6/30/2026	FYE 6/30/2025
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included in Item 1(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Advisors Asset Management, Inc. has adopted procedures to implement the department's policy and conducts reviews to monitor and ensure the department's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

•	All employees will forward any proxy materials received on behalf of clients to Sr. Executive Vice President, Asset Management;

•	Sr. Executive Vice President, Asset Management will determine which client accounts hold the security to which the proxy relates;
•	Absent material conflicts, Sr. Executive Vice President, Asset Management, or designee, will determine how Advisors Asset Management, Inc. should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.
•	In the absence of specific voting guidelines from the client, Advisors Asset Management, Inc. will vote proxies in the best interests of each particular client. Advisors Asset Management, Inc.'s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on Advisors Asset Management, Inc.'s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
•	Advisors Asset Management, Inc. will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.
•	Advisors Asset Management, Inc. will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.
•	In reviewing proposals, Advisors Asset Management, Inc. will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices
•	Advisors Asset Management, Inc. will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Advisors Asset Management, Inc. with the issuer of each security to determine if Advisors Asset Management, Inc. or any of its employees has any financial, business or personal relationship with the issuer.
•	If a material conflict of interest exists, Sr. Executive Vice President, Asset Management will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.
•	Advisors Asset Management, Inc. will maintain a record of the voting resolution of any conflict of interest.
•	These procedures are currently in effect.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) As of the filing date of this report on Form N-CSR, the portfolio managers of the Fund are as follows:

Shawn Quinn

Jon Gaffney

Richard Familetti

Daniel J. Lucey Jr

Philip Mendonca

Matthew Salzillo

Annette Serrao

(a)(2) The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of June 30, 2026:

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Shawn Quinn	-	-	3	364	12	2,226
Jon Gaffney	-	-	-	-	3	266.8
Richard Familetti	2	1,285	5	1,128	174	12,545
Daniel J. Lucey Jr	2	1,285	5	1,128	174	12,545
Philip Mendonca	2	1,285	5	1,128	174	12,545
Matthew Salzillo	2	1,285	5	1,128	174	12,545
Annette Serrao	2	1,285	5	1,128	174	12,545

Portfolio Managers	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Shawn Quinn	-	-	-	-	-	-
Jon Gaffney	-	-	-	-	-	-
Richard Familetti	-	-	-	-	-	-
Daniel J. Lucey Jr	-	-	-	-	-	-
Philip Mendonca	-	-	-	-	-	-
Matthew Salzillo	-	-	-	-	-	-
Annette Serrao	-	-	-	-	-	-

The Advisor, Wilshire and SLC Management and each of their affiliates engages in other business activities and may trade in securities for their own accounts and manage the accounts of clients other than the Fund, including other investment vehicles, in which the Fund has no interest. Such activities may give rise to potential or actual conflicts of interest with the management and administration of the Fund. Any such conflicts could have a material adverse effect on the Fund and its shareholders. The Advisor, Wilshire and SLC Management will each manage conflicts in accordance with its respective conflict management procedures, however, there can be no assurance that all conflicts will be resolved in a manner that is favorable to the Fund or its shareholders.

(a)(3) Portfolio Managers’ Compensation as of June 30, 2026.

The portfolio managers receive a fixed base salary. Each portfolio manager is an equity owner of the firm and shares in the firm’s profits. The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed.

(a)(4) Beneficial Ownership of Securities as of June 30, 2026.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Registrant
Shawn Quinn	0
Jon Gaffney	0
Richard Familetti	0
Daniel J. Lucey Jr	0
Philip Mendonca	0
Matthew Salzillo	0
Annette Serrao	0

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not have any Securities Lending Activities during the period covered by the report.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Code of Ethics or any amendments thereto, that is subject to disclosure required by Item 2 is attached hereto.

(a) (2) Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AAM/Wilshire Infrastructure Fund

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/04/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/04/26

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/04/26